Note 17 - Fair Value Measurements - Financial Assets Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value	$ 167,354	$ 169,428
US States and Political Subdivisions Debt Securities [Member]
Fair value	59,466	67,979
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value	106,924	100,463
Other Debt Obligations [Member]
Fair value	964	986
Fair Value, Measurements, Recurring [Member]
Fair value	168,667	170,698
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair value	59,466	67,979
Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value	106,924	100,463
Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Fair value	964	986
Fair Value, Measurements, Recurring [Member] | Mortgage Servicing Rights [Member]
Fair value	1,313	1,270
Fair Value, Measurements, Nonrecurring [Member]
Fair value		159
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair value	108	159
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	962	984
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Fair value	962	984
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage Servicing Rights [Member]
Fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair value
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	166,392	168,444
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair value	59,466	67,979
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value	106,924	100,463
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Fair value	2	2
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage Servicing Rights [Member]
Fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair value
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair value	1,313	1,270
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Fair value
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage Servicing Rights [Member]
Fair value	1,313	1,270
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair value		159
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate Owned [Member]
Fair value	$ 108	$ 159